UNSECURED BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2020
UNSECURED BORROWINGS [Abstract]
Unsecured Borrowings
	Balance as of
	June 30, 2020	December 31, 2019
	(dollars in thousands)
Outstanding principal balance:
2021 Notes	$325,000	$325,000
2024 Notes	300,000	300,000
Total outstanding principal balance	625,000	625,000
Unamortized debt discounts and loan costs	(4,722)	(5,593)
Unsecured borrowings, net	$620,278	$619,407